PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Property and Equipment
	Equipment	Land	Building	Construction	Total
				in progress
	$	$	$	$	$
Cost
As at July 1, 2017	-	-	-	-	-
Additions	151,188	-	-	-	151,188
As at June 30, 2018	151,188	-	-	-	151,188
Additions	-	523,480	1,361,048	1,760,861	3,645,389
Translation adjustment	-	-	-	-	-
Impairment charge	(151,188)	-	-	-	(151,188)
As at June 30, 2019	-	523,480	1,361,048	1,760,861	3,645,389

Accumulated depreciation
As at July 1, 2017	-	-	-	-	-
Depreciation	12,770	-	-	-	12,770
As at June 30, 2018	12,770	-	-	-	12,770
Depreciation	30,529	-	-	-	30,529
Impairment charge	(43,299)	-	-	-	(43,299)
As at June 30, 2019	-	-	-	-	-

Net book value ($)
At June 30, 2018	138,418	-	-	-	138,418
At June 30, 2019	-	523,480	1,361,048	1,760,861	3,645,389